NATIXIS FUNDS TRUST II

February 14, 2014

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:    Natixis Funds Trust II

          (File Nos.: 002-11101 and 811-00242)

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the Prospectus and Statement of Additional Information, each dated February 10, 2014, for Loomis Sayles Emerging Markets Opportunities Fund, a series of Natixis Funds Trust II, do not differ from those contained in Post-Effective Amendment No. 182 that was filed electronically on February 7, 2014.

Please direct any questions or comments on the enclosed materials to me at (617) 449-2818.

Very truly yours,

/s/ John DelPrete
John DelPrete Assistant Secretary